THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 16, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
FOR WHICH CONFIDENTIAL TREATMENT HAS EXPIRED

                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Quarter ended:  3/31/05

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     HBK Investments L.P.
Address:  300 Crescent Court, Suite 700
          Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     Jon L. Mosle
Title:    General Counsel
Phone:    (214) 758-6107

Signature, Place, and Date of Signing:

/X/ Jon L. Mosle          Dallas, Texas       May 12, 2006
    General Counsel

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $881,109 (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE
                              TITLE OF                           VALUE     SHARES/  SH/  PUT/ INVSTMNT  OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS                 CUSIP      (X$1000)   PRN AMT  PRN  CLL  DISCRETN  MGRS    SOLE   SHRD  NONE

AVID TECHNOLOGY INC            COM              05367P100        2508       46341  SHR         SOLE            46341    0     0
CAESARS ENTMT INC              COM              127687101      272910    13790300  SHR         SOLE         13790300    0     0
GUIDANT CORP                   COM              401698105      150202     2032500  SHR         SOLE          2032500    0     0
MCI INC                        COM              552691107       17430      700000  SHR  CALL   SOLE           700000    0     0
MCI INC                        COM              552691107       18673      749939  SHR         SOLE           749939    0     0
SBC COMMUNICATIONS INC         COM              78387G103         218        9200  SHR         SOLE             9200    0     0
SPRINT CORP                    COM FON GROUP    852061100       83229     3658400  SHR         SOLE          3658400    0     0
SYMANTEC CORP                  COM              871503108        9065       42500  SHR         SOLE           425000    0     0
SYMANTEC CORP                  COM              871503108       46026     2157800  SHR  CALL   SOLE          2157800    0     0
SYMANTEC CORP                  COM              871503108        4695      220100  SHR  PUT    SOLE           220100    0     0
VERITAS SOFTWARE CO            COM              923436109         929       40000  SHR  CALL   SOLE            40000    0     0
VERITAS SOFTWARE CO            COM              923436109         929       40000  SHR  PUT    SOLE            40000    0     0
VERITAS SOFTWARE CO            COM              923436109      268601    11567636  SHR         SOLE         11567636    0     0
VERIZON COMMUNICATIONS         COM              92343V104        5481      154400  SHR         SOLE           154400    0     0
VERIZON COMMUNICATIONS         COM              92343V104         213        6000  SHR  PUT    SOLE             6000    0     0
